Cover	Apr. 22, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 22, 2022
Entity File Number	000-55815
Entity Registrant Name	Diego Pellicer Worldwide, Inc.
Entity Central Index Key	0001559172
Entity Tax Identification Number	33-1223037
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6160 Plumas Street
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89519
City Area Code	(516)
Local Phone Number	900-3799
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false